Common Stock - Additional Information (Detail) - USD ($)	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2021
Stock Repurchase Programs [Line Items]
Authorization of stock repurchase program	Jan. 08, 2008
Shares repurchased	3,286,907	0	0
Shares repurchased, value	$ 200,222,000
Repurchase of common stock price per shares	$ 60.92
Scenario Forecast
Stock Repurchase Programs [Line Items]
Capital to be returned to stockholders through share repurchases				$ 1,000,000,000
Stock repurchase program, remaining authorized repurchase amount				$ 600,000,000